Other Operating Expenses - Summary of Sales and Marketing Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Expenses by nature [abstract]
Marketing	$ 14,454	$ 10,944
Events	1	28
Media	110	1,032
Sales and marketing expense	$ 14,565	$ 12,004